CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss	$ (4,111,844)	$ (11,660,897)	$ (12,542,693)	$ (31,607,956)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,318	8,946	10,051	6,677
Equity-based compensation expense	222,685	439,462	524,838	796,803
Grant receivable writeoff	0	130,000	130,000
Changes in operating assets and liabilities:
Grants receivable	0	1,480,490	1,480,490	0
Prepaid expenses and other current assets	506,888	671,848	807,770	202,538
Accounts payable	(437,052)	(1,769,690)	(2,255,477)	1,312,735
Accrued expenses and other current liabilities	33,186	(635,067)	(1,001,116)	854,527
Net cash (used in) operating activities	(3,782,819)	(11,334,908)	(12,846,137)	(17,595,321)
Financing activities
Proceeds from issuance of equity securities	1,526,460	6,920,530	6,920,529	1,987,376
Payments on note payable	(359,522)	(111,469)	(280,917)	0
Net cash provided by financing activities	1,166,938	6,809,061	6,639,612	1,987,376
Net decrease in cash, cash equivalents and restricted cash	(2,615,881)	(4,525,847)	(6,206,525)	(17,107,945)
Cash, cash equivalents and restricted cash at beginning of period	5,899,910	12,106,435	12,106,435	29,214,380
Cash, cash equivalents and restricted cash at end of period	3,284,029	7,580,588	5,899,910	12,106,435
Non-cash investing and financing activities:
Cash paid for interest	12,064	6,799	14,754	0
Accrued cost for shares issued for cash	0	0		2,500
Insurance premium financed by note payable	$ 398,728	$ 570,560	$ 570,560